CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
NET REVENUES:
Contract staffing services	$ 31,248	$ 33,078	$ 114,526	$ 133,143
Direct hire placement services	3,395	4,479	15,309	18,531
NET REVENUES	34,643	37,557	129,835	151,674
Cost of contract services	22,063	24,962	85,131	99,653
GROSS PROFIT	12,580	12,595	44,704	52,021
Selling, general and administrative expenses (including noncash stock-based compensation expense of $311 and $597, respectively)	9,487	11,291	44,401	46,739
Depreciation expense	73	79	248	349
Amortization of intangible assets	1,044	1,398	5,038	5,586
Goodwill Impairment charge			8,850	4,300
INCOME FROM OPERATIONS	1,976	(173)	(13,833)	(4,953)
Gain on extinguishment of debt			12,316	0
Interest expense	(2,686)	(3,219)	(12,233)	(12,440)
LOSS BEFORE INCOME TAX PROVISION	(710)	(3,392)	(13,750)	(17,393)
Provision for income tax	(395)	(171)	(597)	(370)
NET LOSS	(315)	(3,563)	(14,347)	(17,763)
Gain on redeemed preferred stock			24,475
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 315	$ 3,563	$ 10,128	$ (17,763)
WEIGHTED AVERAGE NUMBER OF SHARES - BASIC AND DILUTED	17,067	13,067
BASIC AND DILUTED LOSS PER SHARE	$ (0.02)	$ (0.27)
BASIC EARNINGS (LOSS) PER SHARE			$ 0.67	$ (1.50)
DILUTED EARNINGS (LOSS) PER SHARE			$ (1.14)	$ (1.50)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING :
BASIC			15,214	11,840
DILUTED			21,570	11,840